Key management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2021	2020
	$	$

Salaries and short-term employee benefits	5,369	5,776
Share-based compensation	6,775	6,665
Cost recoveries from associates	(144)	(300)
	12,000	12,141